Securities Available For Sale	12 Months Ended
Dec. 31, 2011
Securities Available For Sale [Abstract]
SECURITIES AVAILABLE FOR SALE

NOTE 3 – SECURITIES AVAILABLE FOR SALE

The carrying value and estimated fair value of securities available for sale are as follows (dollars in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
December 31, 2011

US Agencies - MBS	$11,111	$387	$—	$11,498
US Agencies	10,407	168	—	10,575
Corporate	8,314	—	(136)	8,178
Obligations of states and political subdivisions	5,448	110	(2)	5,556
Other asset backed	2,954	—	(34)	2,920

Total securities available for sale	$38,234	$665	$(172)	$38,727

December 31, 2010

US Agencies - MBS	$26,787	$923	$—	$27,710
US Agencies	5,000	—	(27)	4,973
Obligations of states and political subdivisions	1,146	35	(4)	1,177

Total securities available for sale	$32,933	$958	$(31)	$33,860

At December 31, 2011 and 2010, the mortgage backed securities portfolio was $11.498 million (29.69%) and $27.710 million (81.84%), respectively, of the securities portfolio. At December 31, 2011, the entire mortgage backed securities portfolio consisted of securities issued and guaranteed by either the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC); United States government-sponsored agencies. Other asset backed securities are collateralized with government guaranteed student loans.

Following is information pertaining to securities with gross unrealized losses at December 31, 2011 and 2010 aggregated by investment category and length of time these individual securities have been in a loss position (dollars in thousands):

	Less Than Twelve Months		Over Twelve Months
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
December 31, 2011

US Agencies - MBS	$—	$2,920	$—	$—
Obligations of states and political subdivisions	—	—	(2)	250
Corporate	(136)	8,178	—	—

Total securities available for sale	$(136)	$11,098	$(2)	$250

December 31, 2010

US Agencies - MBS	$(27)	$4,973	—	—
Obligations of states and political subdivisions	(4)	325	—	—

Total securities available for sale	$(31)	$5,298	$—	$—

There were three securities in an unrealized loss position in 2011 and two in 2010. The gross unrealized losses in the current portfolio are considered temporary in nature and related to interest rate fluctuations. The Corporation has both the ability and intent to hold the investment securities until their respective maturities and therefore does not anticipate the realization of the temporary losses.

Following is a summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses for the years ended December 31 (dollars in thousands):

	2011	2010	2009
Proceeds from sales and calls	$76	$8,302	$44,611
Gross gains on sales	—	216	1,472
Gross (losses) on sales and calls	(1)	(1)	(1)

The carrying value and estimated fair value of securities available for sale at December 31, 2011, by contractual maturity, are shown below (dollars in thousands):

	Amortized Cost	Estimated Fair Value
Due in one year or less	$2,580	$2,550
Due after one year through five years	17,193	17,294
Due after five years through ten years	10	10
Due after ten years	4,386	4,455

Subtotal	24,169	24,309
US Agencies - MBS	14,065	14,418

Total	$38,234	$38,727

Contractual maturities may differ from expected maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. See Note 9 for information on securities pledged to secure borrowings from the Federal Home Loan Bank.